Stockholders' Deficiency: Schedule of Assumptions Used (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Tables/Schedules
Schedule of Assumptions Used

	Plan2016	Plan2015
Exercise price ($)	2.00 – 2.58	0.0001
Risk free interest rate (%)	0.45 - 1.98	0.04 - 1.07
Expected term (Years)	1.0 - 3.0	10.0
Expected volatility (%)	101 – 146	94
Expected dividend yield (%)	0.00	0.00
Fair value of option ($)	0.674 - 0.87	0.74
Expected forfeiture (attrition) rate (%)	0.00 – 5.00	5.00 - 20.00

	2016	2015
Exercise price ($)	2.00– 2.58	0.0001
Risk free interest rate (%)	0.45 - 1.47	0.04 - 1.07
Expected term (Years)	1.0 - 3.0	10.0
Expected volatility (%)	101 –105	94
Expected dividend yield (%)	0.00	0.00
Fair value of option ($)	0.88	0.74
Expected forfeiture (attrition) rate (%)	0.00– 5.00	5.00 - 20.00